CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 68,541	$ 66,790	$ 59,067
Securities available for sale
Unrealized gain arising during period	11,082	1,866	22,094
Accretion of net unrealized losses on securities transferred to held to maturity	3,189	3,332	3,563
Reclassification adjustments for losses included in earnings	370	428	222
Unrealized gains recognized in other comprehensive income on securities available for sale	14,641	5,626	25,879
Income tax expense	3,075	1,181	5,435
Unrealized gains recognized in other comprehensive income on securities available for sale, net of tax	11,566	4,445	20,444
Derivative instruments
Unrealized losses arising during period	(1,238)	(4,212)	(213)
Reclassification adjustment for expense recognized in earnings	2,111	1,366	437
Unrealized gains (losses) recognized in other comprehensive income on derivative instruments	873	(2,846)	224
Income tax expense (benefit)	183	(599)	47
Unrealized gains (losses) recognized in other comprehensive income on derivative instruments, net of tax	690	(2,247)	177
Other comprehensive income	12,256	2,198	20,621
Comprehensive income	$ 80,797	$ 68,988	$ 79,688